Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 64	¥ 571	¥ 335	¥ 1,624
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	64	444	334	1,497
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	14	4	32	7
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 50	440	302	1,490
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment		127	1	127
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment		¥ 127	¥ 1	¥ 127